Income Taxes (Tables)	12 Months Ended
Mar. 31, 2012
Total Income Tax Expense (Benefit)

Total income tax expense (benefit) for each of the years in the three-year period ended March 31, 2012 are allocated as follows:

	Yen (millions)
	2010	2011	2012
Income from continuing operations	¥146,869	¥206,827	¥135,735
Other comprehensive income (loss) (note 15)	27,708	(4,708)	(20,770)

	¥174,577	¥202,119	¥114,965

Income (Loss) Before Income Taxes and Income Tax Expense (Benefit) by Domestic and Foreign Source

Income (loss) before income taxes and equity in income of affiliates by Japanese and foreign source for each of the years in the three-year period ended March 31, 2012 consisted of the following:

	Yen (millions)
	2010	2011	2012
Income (loss) before income taxes
Japanese	¥(24,723)	¥115,740	¥(125,787)
Foreign	360,921	514,808	383,190

	¥336,198	¥630,548	¥257,403

Income Tax Expense (Benefit)

Income tax expense (benefit) for each of the years in the three-year period ended March 31, 2012 consisted of the following:

	Yen (millions)
	2010	2011	2012
Income taxes
Current
Japanese	¥9,209	¥(52,701)	¥8,136
Foreign	81,054	129,348	77,938

	¥90,263	¥76,647	¥86,074

Deferred
Japanese	¥(7,018)	¥22,324	¥(26,071)
Foreign	63,624	107,856	75,732

	¥56,606	¥130,180	¥49,661

Total
Japanese	¥2,191	¥(30,377)	¥(17,935)
Foreign	144,678	237,204	153,670

	¥146,869	¥206,827	¥135,735

Effective Income Tax Rate

The effective income tax rate for Honda for each of the years in the three-year period ended March 31, 2012 differs from the Japanese statutory income tax rate for the following reasons:

	2010	2011	2012
Statutory income tax rate	40.0%	40.0%	40.0%
Recognition of valuation allowance	6.2	2.3	7.2
Difference in statutory tax rates of foreign subsidiaries	(6.3)	(6.2)	(12.2)
Reversal of valuation allowance	(0.9)	(0.7)	(1.8)
Research and development credit	(0.3)	(0.3)	(0.6)
Dividend and royalty income from subsidiaries and affiliates, net of foreign tax credit	4.1	6.1	9.8
Undistributed earnings of subsidiaries and affiliates	3.7	2.8	2.7
Other adjustments relating to prior years	(1.6)	—	0.4
Adjustments for unrecognized tax benefits	0.6	(10.3)	(1.1)
Adjustments for the change in income tax laws*	—	—	8.3
Other	(1.8)	(0.9)	0.0

Effective tax rate	43.7%	32.8%	52.7%

*

On November 30, 2011, the National Diet of Japan approved the laws for amendments to previous income tax laws. Upon the change in the laws, the statutory income tax rate in Japan will be changed to approximately 38% for fiscal years beginning on or after April 1, 2012, and to approximately 35% for fiscal years beginning on or after April 1, 2015. Thus, the Company and its Japanese subsidiaries re-measured deferred tax assets and liabilities as of the enactment date based on the new tax rates to be applied in the fiscal years in which temporary differences are expected to be recovered or settled. As a result, net of deferred tax assets decreased ¥16,072 million, and income tax expenses increased ¥16,072 million, as of the enactment date of the laws. This impact is included in Adjustments for the change in income tax laws.

Temporary Differences that Give Rise to Significant Portions of Deferred Tax Assets and Deferred Tax Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at March 31, 2011 and 2012 are presented below:

	Yen (millions)
	2011	2012
Deferred tax assets:
Inventories	¥27,461	¥28,371
Allowance for dealers and customers	98,479	79,075
Accrued bonus	33,531	28,408
Property, plant and equipment	68,417	54,330
Operating loss carryforwards	69,441	145,140
Pension and other postretirement benefits	225,590	210,691
Other	157,355	161,107

Total gross deferred tax assets	680,274	707,122
Less valuation allowance	65,479	69,092

Net deferred tax assets	614,795	638,030

Deferred tax liabilities:
Inventories	(9,351)	(11,044)
Prepaid pension expenses	(19,948)	(19,586)
Property, plant and equipment, excluding lease transactions	(50,691)	(65,774)
Direct financing lease transactions	(16,181)	(17,942)
Operating lease transactions	(468,914)	(525,865)
Undistributed earnings of subsidiaries and affiliates	(100,389)	(91,241)
Net unrealized gains on available-for-sale securities	(19,737)	(21,218)
Other	(40,454)	(42,673)

Total gross deferred tax liabilities	(725,665)	(795,343)

Net deferred tax asset (liability)	¥(110,870)	¥(157,313)

Deferred Income Tax Assets and Liabilities

Deferred income tax assets and liabilities at March 31, 2011 and 2012 are reflected in the consolidated balance sheets under the following captions:

	Yen (millions)
	2011	2012
Current assets-Deferred income taxes	¥202,291	¥188,755
Other assets	160,379	181,746
Other current liabilities	(1,162)	(1,515)
Other liabilities	(472,378)	(526,299)

Net deferred tax asset (liability)	¥(110,870)	¥(157,313)

Operating Loss and Tax Credit Carryforwards

are available to offset future taxable income and income taxes, if any. Periods available to offset future taxable income and income taxes vary in each tax jurisdiction and range from one year to an indefinite period as follows:

Yen (millions)
Operating loss carryforwards:
Within 1 year	¥851
1 to 5 years	8,325
5 to 20 years	315,852
Indefinite periods	92,519

¥417,547

Yen (millions)
Tax credit carryforwards:
Within 1 year	¥1
1 to 5 years	794
5 to 20 years	937
Indefinite periods	663

¥2,395

Reconciliation of Beginning and Ending Amounts of Unrecognized Tax Benefits

penalties at March 31, 2011 and 2012, respectively. Reconciliations of the beginning and ending amount of unrecognized tax benefits for the years ended March 31 are as follows:

	Yen (millions)
	2010	2011	2012
Balance at beginning of year	¥125,771	¥109,473	¥46,265
Additions for tax positions related to the current year	4,207	12,338	2,910
Additions for tax positions of prior years	2,422	7,280	4,538
Reductions for tax positions of prior years *	(20,225)	(71,519)	(1,217)
Settlements *	(716)	(9,191)	(1,688)
Reductions for statute of limitations	—	(8)	(6,894)
Effect of exchange rate changes	(1,986)	(2,108)	(287)

Balance at end of year	¥109,473	¥46,265	¥43,627

*	Due to mutual negotiated agreement regarding transfer pricing matters of overseas transaction between the Company and foreign affiliates, the Company has decreased a portion of unrecognized tax benefits during the year ended March 31, 2011.